DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 5,370	$ 458
Non-current assets	611	0
Liabilities
Current liabilities	$ (704)	$ 0